Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill
Schedule of goodwill

Balance as of January 1, 2023	$385
Impairment of goodwill	—
Balance as of December 31, 2023	385
Impairment of goodwill	—
Acquisition of Riches Holdings	11,963
Balance as of December 31, 2024	12,348
Impairment of goodwill	—
Balance as of December 31, 2025	$12,348